Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement [Table Text Block]
	Dec. 31, 2021		Dec. 31, 2020
	FV	CV	FV	CV
Financial assets at amortized cost
Cash[1]	$270,989	$270,989	$439,135	$439,135
Restricted cash[1]	437	437	337	337
Fair value through profit or loss
Trade and other receivables 1, [2,3]	172,890	172,890	114,381	114,381
Non-hedge derivative assets [4]	7,430	7,430	2,736	2,736
Investments [5]	11,158	11,158	15,669	15,669
Total financial assets	$462,904	$462,904	$572,258	$572,258
Financial liabilities at amortized cost
Trade and other payables1, [2]	189,179	189,179	209,413	209,413
Deferred Rosemont acquisition consideration [8]	27,518	27,518	25,961	25,961
Agreements with communities [6]	33,947	36,273	41,912	40,787
Wheaton refund liability[10]	5,424	5,424	-	-
Senior unsecured notes [7]	1,239,018	1,185,805	1,277,124	1,139,695
Fair value through profit or loss
Gold prepayment liability [9]	140,008	140,008	137,031	137,031
Non-hedge derivative liabilities [4]	12,451	12,451	15,312	15,312
Total financial liabilities	$1,647,545	$1,596,658	$1,706,753	$1,568,199

Disclosure of detailed information about significant unobservable inputs used in fair value measurement of assets and liabilities [Table Text Block]
December 31, 2021	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Financial assets at FVTPL:
Non-hedge derivatives	$-	$7,430	$-	$7,430
Investments	11,158	-	-	11,158
	$11,158	$7,430	$-	$18,588
Financial liabilities measured at fair value
Financial liabilities at FVTPL:
Non-hedge derivatives	$-	$12,451	$-	$12,451
Gold prepayment liability	-	140,008	-	140,008
Financial liabilities at amortized cost:
Agreements with communities	-	-	33,947	33,947
Wheaton refund liability	-	-	5,424	5,424
Senior unsecured notes	1,239,018	-	-	1,239,018
	$1,239,018	$152,459	$39,371	$1,430,848
December 31, 2020	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Financial assets at FVTPL:
Non-hedge derivatives	$-	$2,736	$-	$2,736
Investments	15,669	-	-	15,669
	$15,669	$2,736	$-	$18,405
Financial liabilities measured at fair value
Financial liabilities at FVTPL:
Non-hedge derivatives	$-	$15,312	$-	$15,312
Gold prepayment liability	-	137,031	-	137,031
Financial liabilities at amortized cost:
Agreements with communities	-	-	41,912	41,912
Senior unsecured notes	1,277,124	-	-	1,277,124
	$1,277,124	$152,343	$41,912	$1,471,379

Disclosure of detailed information about net position of contracts awaiting final pricing [Table Text Block]
Metal in concentrate		Sales awaiting final pricing		Average YTD price ($/unit)
	Unit	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Copper	pounds (in thousands)	75,681	47,901	4.42	3.52
Gold	oz	27,304	18,106	1,828	1,894
Silver	oz	125,800	123,380	23.33	26.35

Disclosure of detailed information about foreign currency risk [Table Text Block]
	Dec. 31, 2021			Dec. 31, 2020
	CAD[1]	USD[2]	PEN[3]	CAD[1]	USD[2]	PEN[3]
Cash	$10,627	$34,439	$6,992	$7,791	$3,895	$4,141
Trade and other receivables	595	71,458	36,470	31	43,316	36,951
Other financial assets	11,158	-	-	15,669	-	-
Trade and other payables	(6,347)	(3,001)	(17,006)	(6,104)	(1,419)	(34,622)
Other financial liabilities	-	-	(36,273)	-	-	(40,787)
	$16,033	$102,896	$(9,817)	$17,387	$45,792	$(34,317)

Disclosure of detailed information about sensitivity analysis for foreign currency risk [Table Text Block]
December 31, 2021	Change of:	Would have changed 2021 after-tax profit by:
USD/CAD exchange rate[1]	+ 10%	$4.8	million
USD/CAD exchange rate[1]	- 10%	(5.7)	million
USD/PEN exchange rate[2]	+ 10%	0.6	million
USD/PEN exchange rate[2]	- 10%	(0.7)	million
December 31, 2020	Change of:	Would have changed 2020 after-tax profit by:
USD/CAD exchange rate[1]	+ 10%	$1.1	million
USD/CAD exchange rate[1]	- 10%	(1.4)	million
USD/PEN exchange rate[2]	+ 10%	2.0	million
USD/PEN exchange rate[2]	- 10%	(2.5)	million

Disclosure of detailed information about commodity price risk [Table Text Block]
December 31, 2021	Change of:	Would have changed 2021 after-tax profit by:
Copper prices ($/lb)[1]	+ $0.30	$0.5	million
Copper prices ($/lb)[1]	- $0.30	(0.5)	million
Zinc prices ($/lb)[2]	+ $0.10	0.2	million
Zinc prices ($/lb)[2]	- $0.10	(0.2)	million
December 31, 2020	Change of:	Would have changed 2020 after-tax profit by:
Copper prices ($/lb)[1]	+ $0.30	$(1.4)	million
Copper prices ($/lb)[1]	- $0.30	1.4	million
Zinc prices ($/lb)[2]	+ $0.10	0.3	million
Zinc prices ($/lb)[2]	- $0.10	(0.3)	million

Disclosure of detailed information about share price risk [Table Text Block]
December 31, 2021	Change of:	Would have changed 2021 after-tax profit by:
Share prices	+ 25%	$2.8	million
Share prices	- 25%	(2.8)	million
December 31, 2020	Change of:	Would have changed 2020 after-tax profit by:
Share prices	+ 25%	$3.9	million
Share prices	-25%	(3.9)	million

Disclosure of detailed information about interest rate risk [Table Text Block]
December 31, 2021	Change of:	Would have changed 2021 after-tax profit by:
Interest rates	+ 2.00%	$5.4	million
Interest rates	- 2.00%	(5.4)	million
December 31, 2020	Change of:	Would have changed 2020 after-tax profit by:
Interest rates	+ 2.00%	$(29.2)	million
Interest rates	- 2.00%	39.7	million

Disclosure of detailed information about liquidity risk [Table Text Block]
Dec. 31, 2021	Carrying amount	Contractual cash flows	12 months or less	13 - 36 months	37 - 60 months	More than 60 months
Assets used to manage liquidity risk
Cash	$270,989	$270,989	$270,989	$-	$-	$-
Restricted cash	437	437	437	-	-	-
Trade and other receivables	172,890	172,890	172,890	-	-	-
Non-hedge derivative assets	7,430	7,430	7,430	-	-	-
	$451,746	$451,746	$451,746	$-	$-	$-
Non-derivative financial liabilities
Trade and other payables, including embedded derivatives	$(189,179)	$(189,179)	$(189,179)	$-	$-	$-
Agreements with communities [1]	(36,273)	(52,497)	(9,282)	(9,719)	(5,220)	(28,276)
Deferred Rosemont acquisition consideration	(27,518)	(30,000)	(10,000)	(20,000)	-	-
Long-term debt	(1,185,805)	(1,614,686)	(68,348)	(136,696)	(717,767)	(691,875)
Gold prepayment obligation [2]	(140,008)	(140,008)	(71,394)	(68,614)	-	-
Wheaton refund liability	(5,424)	(78,500)	-	-	-	(78,500)
	$(1,584,207)	$(2,104,870)	$(348,203)	$(235,029)	$(722,987)	$(798,651)
Derivative financial liabilities
Non hedge derivative contracts	$(12,451)	$(12,451)	$(12,451)	$-	$-	$-
	$(12,451)	$(12,451)	$(12,451)	$-	$-	$-
Dec. 31, 2020	Carrying amount	Contractual cash flows	12 months or less	13 - 36 months	37 - 60 months	More than 60 months
Assets used to manage liquidity risk
Cash	$439,135	$439,135	$439,135	$-	$-	$-
Restricted cash	337	337	337
Trade and other receivables	114,381	114,381	114,381	-	-	-
Non-hedge derivative assets	2,736	2,736	2,736	-	-	-
	$556,589	$556,589	$556,589	$-	$-	$-
Non-derivative financial liabilities
Trade and other payables, including embedded derivatives	$(209,413)	$(209,413)	$(209,413)	$-	$-	$-
Agreements with communities [1]	(40,787)	$(58,837)	(12,097)	(9,483)	(6,578)	(30,679)
Deferred Rosemont acquisition consideration	(25,961)	$(30,000)	-	(20,000)	(10,000)	-
Long-term debt, including embedded derivatives	(1,139,695)	$(1,726,904)	(87,966)	(168,188)	(742,125)	(728,625)
Gold prepayment obligation [2]	(137,031)	(137,031)	-	(137,031)	-	-
	$(1,552,887)	$(2,162,185)	$(309,476)	$(334,702)	$(758,703)	$(759,304)
Derivative financial liabilities
Non-hedge derivative contracts	$(15,312)	$(15,312)	$(15,312)	$-	$-	$-
	$(15,312)	$(15,312)	$(15,312)	$-	$-	$-